Cover	Aug. 30, 2022
Cover [Abstract]
Entity Registrant Name	EDIBLE GARDEN AG INCORPORATED
Entity Central Index Key	0001809750
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 6, 2022, Edible Garden AG Incorporated (the “Company” or “we”) filed a Current Report on Form 8-K (the “Original Form 8-K”), to report that the Company had acquired the assets of the business of Greenleaf Growers, Inc. (the “Michigan Property”). We are amending the Original Form 8-K to provide the historical financial statements required by Item 9.01(a) of Form 8-K and to provide the pro forma financial information required by Item 9.01(b) of Form 8-K, which financial statements and pro forma information were not included in the Original Form 8-K as permitted by Item 9.01(a)(3) and Item 9.01(b)(2) of Form 8-K. There are no other changes to the Original Form 8-K.
Entity Emerging Growth Company	true
Document Period End Date	Aug. 30, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-0558704
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-41371
Entity Address Address Line 1	283 County Road 519
Entity Address City Or Town	Belvidere
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07823
City Area Code	908
Local Phone Number	750-3953
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EDBL
Security Exchange Name	NASDAQ